Report of Directors Corporate Governance - Determining executive directors’ incentive outcomes and annual assessment(Details) £ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($)	Dec. 31, 2021 USD ($) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Profit before tax		$ 18,906,000,000		$ 8,777,000,000	$ 13,347,000,000
% Increase in profit before tax		115.00%	115.00%	42.00%
% Return on tangible equity		8.30%	8.30%
Adjusted cost ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, target		$ 32,000,000,000
Performance		32,150,000,000
Adjusted cost ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		31,470,000,000
Adjusted cost ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		32,270,000,000
Loans and advances to customers and banks
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		$ 33,000,000,000
RWA reduction in legacy assets/low return areas ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
% Progress toward entity's stated performance objective by 2022		95.00%	95.00%
Financial measure, payout		$ 104,000,000,000
Performance		43,000,000,000.00
Entity's stated performance objective by 2022	$ 100,000,000,000
RWA reduction in legacy assets/low return areas ($bn) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	32,400,000,000	42,400,000,000
RWA reduction in legacy assets/low return areas ($bn) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout	$ 28,350,000,000	38,350,000,000
Revenue growth in Asia (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance		(0.0596)
Revenue growth in Asia (%) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		0.0089
Revenue growth in Asia (%) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		$ 0.0044
Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		15.00%	15.00%
Assessment (%)		67.00%	67.00%
Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		15.00%	15.00%
Assessment (%)		75.00%	75.00%
Employee engagement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assessment (%)		100.00%	100.00%
Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees | employee		2	2
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum annual incentive opportunity (%)		215.00%	215.00%
Weighting (%)		100.00%	100.00%
Outcome (%)		57.30%	57.30%
Maximum annual incentive opportunity (£000) | £			£ 2,776
Annual incentive | £			£ 1,590
Noel Quinn | Adjusted cost ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		20.00%	20.00%
Assessment (%)		36.25%	36.25%
Outcome (%)		7.25%	7.25%
Noel Quinn | RWA reduction in legacy assets/low return areas ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		20.00%	20.00%
Assessment (%)		100.00%	100.00%
Outcome (%)		20.00%	20.00%
Noel Quinn | Revenue growth in Asia (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		20.00%	20.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Noel Quinn | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)		10.05%	10.05%
Noel Quinn | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)		11.25%	11.25%
Noel Quinn | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		10.00%	10.00%
Assessment (%)		87.50%	87.50%
Outcome (%)		8.75%	8.75%
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum annual incentive opportunity (%)		215.00%	215.00%
Weighting (%)		100.00%	100.00%
Outcome (%)		60.43%	60.43%
Maximum annual incentive opportunity (£000) | £			£ 1,619
Annual incentive | £			£ 978
Ewen Stevenson | Adjusted cost ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		20.00%	20.00%
Assessment (%)		36.25%	36.25%
Outcome (%)		7.25%	7.25%
Ewen Stevenson | RWA reduction in legacy assets/low return areas ($bn)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		15.00%	15.00%
Assessment (%)		100.00%	100.00%
Outcome (%)		15.00%	15.00%
Ewen Stevenson | Revenue growth in Asia (%)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		15.00%	15.00%
Assessment (%)		0.00%	0.00%
Outcome (%)		0.00%	0.00%
Ewen Stevenson | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		15.00%	15.00%
Assessment (%)		67.00%	67.00%
Outcome (%)		10.05%	10.05%
Ewen Stevenson | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		15.00%	15.00%
Assessment (%)		75.00%	75.00%
Outcome (%)		11.25%	11.25%
Ewen Stevenson | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting (%)		20.00%	20.00%
Assessment (%)		84.40%	84.40%
Outcome (%)		16.88%	16.88%